Advance ticket sales	12 Months Ended
Dec. 31, 2023
Advance Ticket Sales
Advance ticket sales

22.	Advance ticket sales

On December 31, 2023, the balance of advance from ticket sales classified in current liabilities was R$3,130,772 (R$3,502,556 on December 31, 2022) and is represented by 9,014,774 tickets sold and not yet used (8,828,006 on December 31, 2022) with an average use of 61 days (56 days on December 31, 2022).

Balances of advance from ticket sales are shown net of breakage corresponding to R$443,444 on December 31, 2023 (R$232,752 on December 31, 2022).

On December 31, 2023, the Company has reimbursements to pay for advance air tickets totaling R$11,492 (R$48,566 on December 31, 2022), recorded as Other liabilities in current liabilities.